Subordinated Liabilities - Additional Information (Detail) - GBP (£)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subordinated liabilities [line items]
Defaults of principal, interest or other breaches with respect to subordinated liabilities	£ 0	£ 0
Repayment or purchase of subordinated liabilities before stated maturity allowed	£ 0	£ 0
Interest rate		5.875%
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes
Disclosure of subordinated liabilities [line items]
Interest rate	7.125%	7.125%
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes | Santander UK Plc
Disclosure of subordinated liabilities [line items]
Interest rate	7.125%
10.0625% Exchangeable Capital Securities
Disclosure of subordinated liabilities [line items]
Interest rate	10.0625%	10.0625%
10.0625% Exchangeable Capital Securities | Santander UK Plc
Disclosure of subordinated liabilities [line items]
Interest rate	10.0625%
7.375% 20 Year Step-up perpetual callable subordinated notes
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%	7.375%
7.375% 20 Year Step-up perpetual callable subordinated notes | Santander UK Plc
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%
10.375% exchangeable subordinated capital securities
Disclosure of subordinated liabilities [line items]
Interest rate	10.375%
10.375% non-cumulative non-redeemable sterling preference shares
Disclosure of subordinated liabilities [line items]
Par value per share	£ 1